SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11  SUBSEQUENT EVENTS

On January 21, 2019, we issued a senior secured promissory note in the aggregate principal amount of $263,192 (CDN$350,000). The secured promissory note is secured against certain of our assets, including all development tax credits that the Company has applied for and receives. The loan is due on May 21, 2020 and bears and interest rate at 20.07% per annum.

On January 28, 2019, we issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $85,756 (CDN$125,000), including $18,841(CDN$25,000) of original issue discount.

On February 27, 2019, we entered into an agreement to exchange $150,000 in fees owed to Scott Woodrow, a retired Director of the Company for 47,564,189 common shares of the Company.

On February 27, 2019, we entered into an agreement to exchange $100,000 in fees owed to KW Capital Partners Ltd. for 31,709,460 common shares of the Company.

On February 27, 2019, we entered into an agreement to exchange $150,000 in fees and common shares owed to Bezalel Partners LLC for 47,564,189 common shares of the Company.

On February 27, 2019, we entered into agreements to cancel options, cancel option anti-dilution clauses, and cancel employee severance liabilities in exchange for 304,437,002 common shares of the company

On February 27, 2019, we entered into an agreement to cancel 2,250,000 compensation warrants that had anti-rachet and anti-dilution provisions for 32,811,191 common shares of the Company.

On March 22, 2019, we entered into an Asset Purchase Agreement with ZYUS, pursuant to which we will sell to ZYUS all of our property and assets, including intellectual property, relating to technology stack, data models, UI flows, and APIs of its health informatics Ehave Connect platform (the “Asset Sale”). The Ehave Connect platform contains components specifically designed to be used by medical cannabis patients to efficiently gather and verify patient-reported outcomes and experiences, evaluate treatment progress, enhance patient engagement and improve data modeling.

In connection with the Agreement, ZYUS will pay us a total purchase price of CAD $1.2 million in cash, CAD $260,000 of which was provided to us upon execution of a non-binding term sheet, and CAD $100,000 of which was provided to us pursuant to an advance provided on April 30, 2019, as well as 361,011 common shares of ZYUS, priced at CDN$5.54 per share, which is to be issued at closing (the “Consideration Shares”).

On March 26, 2019, we issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $98,351 (CDN$131,683), including $23,663 (CDN$31,683) of original issue discount.